Restructuring - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 20,904	$ 42,950	$ 30,980	$ 82,296